Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 99.59%
Alabama: 1.60%
Tax revenue: 0.69%
Alabama Federal Aid Highway Finance Authority Series A	5.00%	9-1-2035	$ 4,995,000	$ 6,008,027
Utilities revenue: 0.68%
Alabama Black Belt Energy Gas District Series A (Royal Bank of Canada LIQ)	4.00	7-1-2046	3,000,000	3,017,310
Southeast Alabama Gas Supply District Project #2 Series B (1 Month LIBOR+0.85%)±	0.92	6-1-2049	2,925,000	2,944,820
				5,962,130
Water & sewer revenue: 0.23%
Jefferson County AL CAB Series B (AGM Insured)¤	0.00	10-1-2026	1,350,000	1,155,168
Jefferson County AL Sewer Revenue Senior Lien (AGM Insured)	5.50	10-1-2053	760,000	854,166
				2,009,334
				13,979,491
Alaska: 0.25%
Health revenue: 0.25%
Alaska Industrial Development & Export Authority Series A	5.00	10-1-2032	1,740,000	2,173,540
Arizona: 2.75%
Education revenue: 1.69%
Arizona IDA Education Revenue Candeo Schools Incorporate Project Series A (State School District Credit Program Insured)	4.00	7-1-2047	650,000	699,926
Florence AZ IDA Legacy Traditional School Project Queen Creek & Casa Grande Campuses	5.00	7-1-2023	410,000	426,153
La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	4.90	6-15-2028	515,000	540,951
La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	5.75	6-15-2038	1,000,000	1,085,404
Maricopa County AZ IDA Horizon Community Learning Center Project	5.00	7-1-2035	3,000,000	3,252,389
Phoenix AZ IDA Education Great Hearts Academies-Veritas Project	6.00	7-1-2032	600,000	608,216
Phoenix AZ IDA Education Great Hearts Academies-Veritas Project	6.25	7-1-2032	275,000	278,930
Pima County AZ IDA Educational Facility Charter School Project Series R	2.88	7-1-2021	190,000	189,983
Pima County AZ IDA Educational Facility Desert Heights Charter School	7.00	5-1-2034	1,000,000	1,095,575
Pima County AZ IDA New Plan Learning Project Series A	7.75	7-1-2035	985,000	974,801
Pima County AZ IDA Noah Webster Schools Project Series A	6.75	12-15-2033	1,120,000	1,246,022
Pima County AZ IDA Paideia Academies Project 144A	5.00	7-1-2025	505,000	526,855
Pima County AZ IDA Paideia Academies Project 144A	6.00	7-1-2035	1,475,000	1,606,869
Pima County AZ IDA Paideia Academies Project 144A	6.13	7-1-2045	2,000,000	2,157,584
Yavapai County AZ IDA Business & Equine Center Project 144A	4.63	3-1-2022	75,000	77,003
				14,766,661
See accompanying notes to portfolio of investments

Wells Fargo Managed Account CoreBuilder Shares - Series M  |  1

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 0.06%
Verrado AZ Community Facilities District #1 144A	5.00%	7-15-2022	$ 500,000	$ 511,599
Resource recovery revenue: 0.27%
Yavapai County AZ IDA Waste Management Incorporated Project	2.80	6-1-2027	2,300,000	2,308,495
Tax revenue: 0.15%
City of San Luis AZ Pledged Excise Tax Series A (BAM Insured)	5.00	7-1-2038	1,200,000	1,329,981
Utilities revenue: 0.58%
Salt River Agricultural Improvement & Power Project Series A	5.00	12-1-2045	2,000,000	2,325,481
Salt Verde Financial Corporation (Citibank NA Guaranty Agreement)	5.00	12-1-2032	2,055,000	2,708,490
				5,033,971
				23,950,707
California: 3.37%
Airport revenue: 1.66%
San Francisco CA City & County Airport Commission San Francisco International Airport Series B	5.00	5-1-2046	10,000,000	11,564,066
San Jose CA Airport Revenue Refunding AMT Series A %%	5.00	3-1-2033	1,300,000	1,678,039
San Jose CA Airport Revenue Refunding AMT Series A	5.00	3-1-2035	1,000,000	1,189,602
				14,431,707
Education revenue: 0.25%
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	7.13	8-1-2043	1,000,000	1,098,665
University of California Series AI	5.00	5-15-2038	1,000,000	1,093,952
				2,192,617
GO revenue: 0.52%
Compton CA Community College District Election of 2002 CAB Series C ¤	0.00	8-1-2029	500,000	432,859
Hawthorne CA School District CAB Series C (National Insured)¤	0.00	11-1-2025	100,000	94,537
Los Angeles CA Unified School District Series R	4.00	7-1-2044	3,000,000	3,498,647
Peralta CA Community College District Alameda County	5.00	8-1-2024	450,000	478,369
				4,504,412
Health revenue: 0.26%
California HFFA Revenue Stanford Health Care Series A	4.00	8-15-2050	1,000,000	1,165,076
University of California Regents Medical Center Prerefunded Bond Series J	5.25	5-15-2038	780,000	863,113
University of California Regents Medical Center Unrefunded Bond Series J	5.25	5-15-2038	220,000	239,776
				2,267,965
Housing revenue: 0.43%
California Community Housing Agency Essential Housing Revenue Creekwood Series A 144A	4.00	2-1-2056	2,500,000	2,596,352
See accompanying notes to portfolio of investments

2  |  Wells Fargo Managed Account CoreBuilder Shares - Series M

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue (continued)
California Community Housing Agency Essential Housing Revenue Serenity at Larkspur Series C 144A	5.00%	2-1-2050	$ 500,000	$ 565,784
California HFA Municipal Certificate of Participation Series 2 Class A	4.00	3-20-2033	490,491	568,524
				3,730,660
Miscellaneous revenue: 0.19%
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2046	1,000,000	1,087,303
San Diego CA Public Financing Authority Capital Improvement Project Series B	5.00	10-15-2029	500,000	591,279
				1,678,582
Water & sewer revenue: 0.06%
Los Angeles CA Department of Water & Power Series A	5.00	7-1-2039	500,000	568,264
				29,374,207
Colorado: 2.27%
Education revenue: 0.37%
Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series A	6.00	12-15-2037	1,435,000	1,565,138
Colorado ECFA Charter School Community Leadership Academy Second Campus Project	7.00	8-1-2033	425,000	468,983
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A	8.13	9-1-2048	1,000,000	1,183,684
				3,217,805
GO revenue: 0.55%
Aviation Station North Metropolitan District #2 Limited Series A	5.00	12-1-2039	750,000	805,034
Broadway Station Metropolitan District #3	5.00	12-1-2039	750,000	818,644
Colorado Aviation Station North Metropolitan District #2 Refunding & Improvement Bonds Limited Tax Series A	5.00	12-1-2048	850,000	905,851
Southlands CO Metropolitan District #1 Series A-2	5.00	12-1-2047	650,000	722,904
Thompson Crossing Metropolitan District #4	5.00	12-1-2039	1,400,000	1,517,877
				4,770,310
Health revenue: 0.68%
Colorado Health Facilities Authority Commonspirit Health Series A2	5.00	8-1-2044	3,000,000	3,637,681
Colorado Health Facilities Authority Revenue Hospital Advent Health Obligated Group Series A	4.00	11-15-2043	2,000,000	2,313,680
				5,951,361
Industrial development revenue: 0.33%
Denver CO Convention Center Hotel Authority Senior Revenue Refunding Bonds Series 2016	5.00	12-1-2033	2,500,000	2,871,268
See accompanying notes to portfolio of investments

Wells Fargo Managed Account CoreBuilder Shares - Series M  |  3

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.34%
Regents of the University of Colorado Certificate of Participation Series A	5.00%	11-1-2028	$ 1,000,000	$ 1,111,662
Westminster CO Public Schools Certificate of Participation Series 2019 (AGM Insured)	5.00	12-1-2048	1,500,000	1,819,298
				2,930,960
				19,741,704
Connecticut: 1.31%
Education revenue: 0.57%
Connecticut State HEFAR Trinity College Series R	5.00	6-1-2035	850,000	1,076,112
Connecticut State HEFAR Trinity College Series R	5.00	6-1-2036	880,000	1,110,092
University of Connecticut Series A	5.00	2-15-2041	2,200,000	2,755,707
				4,941,911
GO revenue: 0.63%
Bridgeport CT Series A	5.00	6-1-2035	1,000,000	1,254,514
Hamden CT (BAM Insured)	5.00	8-15-2024	450,000	515,215
Hamden CT (BAM Insured)	5.00	8-15-2025	275,000	314,557
Hamden CT Series A (BAM Insured)	4.00	8-1-2039	500,000	567,074
Hamden CT Series A (BAM Insured)	5.00	8-1-2035	500,000	626,086
Hartford CT Series 2013B	5.00	4-1-2028	2,055,000	2,228,066
				5,505,512
Health revenue: 0.11%
Connecticut HEFA Revenue Nuvance Health Series A	4.00	7-1-2041	860,000	954,466
				11,401,889
Delaware: 0.19%
Education revenue: 0.19%
Delaware EDA Odyssey Charter School Incorporated Project Series A 144A	7.00	9-1-2045	1,500,000	1,676,089
District of Columbia: 0.44%
Miscellaneous revenue: 0.04%
District of Columbia Association of American Medical Colleges Series A	5.00	10-1-2024	270,000	302,303
Tax revenue: 0.40%
District of Columbia Income Tax Revenue Secured Series A	4.00	3-1-2045	3,000,000	3,518,683
				3,820,986
Florida: 4.63%
Airport revenue: 2.28%
Broward County FL Airport System Revenue Bond AMT Series 2015A	5.00	10-1-2036	4,500,000	5,209,967
Jacksonville FL Port Authority Series B	5.00	11-1-2040	2,625,000	3,229,885
Jacksonville FL Port Authority Series B	5.00	11-1-2044	5,500,000	6,671,062
Miami-Dade County FL Aviation Refunding AMT Series A	5.00	10-1-2049	3,000,000	3,626,208
Miami-Dade County FL Seaport AMT Series B	6.00	10-1-2033	1,000,000	1,123,213
				19,860,335
See accompanying notes to portfolio of investments

4  |  Wells Fargo Managed Account CoreBuilder Shares - Series M

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.49%
Florida Development Finance Corporation Educational Facilities Renaissance Charter School Project Series A	8.50%	6-15-2044	$ 1,000,000	$ 1,118,871
Florida Higher Educational Facilities Financing Authority Jacksonville University 144A	4.50	6-1-2033	1,300,000	1,511,225
Miami-Dade County FL IDA Youth Co-Op Charter School Project Series 2015A 144A	5.75	9-15-2035	1,500,000	1,637,122
				4,267,218
Health revenue: 0.71%
Atlantic Beach FL Health Care Facilities Fleet Landing Project Series B	5.63	11-15-2043	1,500,000	1,600,855
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project	6.00	11-1-2038	250,000	187,500
Jacksonville FL HCFR Brooks Rehabilitation	4.00	11-1-2045	1,500,000	1,670,837
Tampa FL Hospital Revenue H Lee Moffitt Cancer Center Project	5.00	7-1-2030	225,000	290,444
Tampa FL Hospital Revenue H Lee Moffitt Cancer Center Project	5.00	7-1-2031	450,000	575,635
Tampa FL Hospital Revenue H Lee Moffitt Cancer Center Project	5.00	7-1-2032	250,000	318,417
Tampa FL Hospital Revenue H Lee Moffitt Cancer Center Project	5.00	7-1-2033	250,000	317,058
Tampa FL Hospital Revenue H Lee Moffitt Cancer Center Project	5.00	7-1-2035	475,000	598,549
Tampa FL Hospital Revenue H Lee Moffitt Cancer Center Project	5.00	7-1-2036	475,000	596,380
				6,155,675
Miscellaneous revenue: 0.45%
CityPlace Florida Community Development District	5.00	5-1-2022	500,000	524,582
Miami-Dade County FL School Board Certificate of Participation Series A	5.00	5-1-2031	3,000,000	3,399,974
				3,924,556
Transportation revenue: 0.54%
Florida State Department of Transportation Sunshine Bridge (AGM Insured)	4.00	7-1-2037	4,000,000	4,695,039
Water & sewer revenue: 0.16%
Orange County FL Water and Wastewater Revenue Utility	5.00	10-1-2040	1,090,000	1,423,383
				40,326,206
Georgia: 3.57%
Energy revenue: 0.25%
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4 Project M	5.00	1-1-2036	800,000	973,720
Municipal Electric Authority of Georgia Project One Subordinated Bond Series A	5.00	1-1-2044	1,000,000	1,199,670
				2,173,390
See accompanying notes to portfolio of investments

Wells Fargo Managed Account CoreBuilder Shares - Series M  |  5

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 1.19%
Brookhaven GA Development Authority Childrens Healthcare Atlanta	4.00%	7-1-2049	$ 8,000,000	$ 9,191,464
Fulton County GA Development Authority Hospital WellStar Health System Series A	5.00	4-1-2042	1,000,000	1,179,339
				10,370,803
Industrial development revenue: 0.13%
Atlanta GA Development Authority Tuff Yamacraw LLC Project Series A (Ambac Insured)	5.00	1-1-2027	50,000	58,493
George L Smith II Georgia Congress Center Authority Convention Center Hotel Series B 144A%%	5.00	1-1-2054	1,000,000	1,090,156
				1,148,649
Utilities revenue: 2.00%
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project	2.25	10-1-2032	1,000,000	1,037,126
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project Series 2	2.93	11-1-2048	5,000,000	5,329,688
Main Street Natural Gas Incorporated Georgia Gas Project Series C (Royal Bank of Canada LIQ)	4.00	8-1-2048	4,000,000	4,347,344
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series A (Royal Bank of Canada LIQ)	4.00	4-1-2048	1,700,000	1,835,708
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series B (1 Month LIBOR+0.75%)±	0.82	4-1-2048	4,800,000	4,825,823
				17,375,689
				31,068,531
Guam: 0.17%
Tax revenue: 0.04%
Guam Government Business Privilege Tax Series A	5.00	1-1-2031	365,000	375,973
Water & sewer revenue: 0.13%
Guam Government Waterworks Authority Water & Wastewater System Project Series 2013	5.25	7-1-2021	550,000	556,202
Guam Government Waterworks Authority Water & Wastewater System Project Series 2013	5.25	7-1-2022	500,000	529,046
				1,085,248
				1,461,221
Hawaii: 0.27%
Airport revenue: 0.27%
Hawaii Airports System Revenue Series A	5.00	7-1-2048	2,000,000	2,365,272
Idaho: 0.18%
Education revenue: 0.18%
Idaho Housing & Finance Association Idaho Arts Charter School Series A 144A	5.00	12-1-2036	1,000,000	1,088,884
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A	5.85	5-1-2033	415,000	438,238
				1,527,122
See accompanying notes to portfolio of investments

6  |  Wells Fargo Managed Account CoreBuilder Shares - Series M

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Illinois: 17.56%
Airport revenue: 1.34%
Chicago IL Midway Airport Second Lien Refunding Bonds Series A	5.50%	1-1-2031	$ 4,500,000	$ 4,870,033
Chicago IL O'Hare International Airport AMT Senior Lien Series C	5.50	1-1-2044	1,100,000	1,182,290
Chicago IL O'Hare International Airport AMT Series A	5.00	1-1-2048	2,000,000	2,361,438
Chicago IL O'Hare International Airport Customer Facility Charge Senior Lien Series D	5.75	1-1-2043	1,500,000	1,615,944
Chicago IL O'Hare International Airport Senior Lien Series D	5.25	1-1-2032	1,000,000	1,075,926
Chicago IL O'Hare International Airport Transportation Infrastructure Properties Obligated Group	5.00	7-1-2038	500,000	588,558
				11,694,189
Education revenue: 0.31%
Illinois Finance Authority Wesley University	5.00	9-1-2036	2,345,000	2,694,620
GO revenue: 6.77%
Bureau County IL Township High School District #502 Series A (BAM Insured)	6.25	12-1-2033	750,000	868,376
Chicago IL Board of Education Series A	5.00	12-1-2034	3,250,000	3,971,164
Chicago IL Board of Education Series A	5.00	12-1-2037	1,000,000	1,211,031
Chicago IL Board of Education Series A (National Insured)	5.25	12-1-2021	2,555,000	2,633,110
Chicago IL CAB City Colleges (National Insured)¤	0.00	1-1-2027	6,000,000	5,372,373
Chicago IL City Colleges Capital Improvement Project CAB (National Insured)¤	0.00	1-1-2031	800,000	621,668
Chicago IL Emergency Telephone System Project (National Insured)	5.50	1-1-2023	380,000	401,426
Chicago IL Neighborhoods Alive 21 Program Series B	5.50	1-1-2032	1,300,000	1,462,848
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2030	1,000,000	1,151,996
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2031	1,000,000	1,147,819
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2032	1,225,000	1,402,459
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2035	1,000,000	1,137,643
Chicago IL Park District Unlimited Tax Refunding Bonds Series 2016A	5.00	11-15-2028	1,655,000	1,964,638
Chicago IL Park District Unlimited Tax Refunding Bonds Series 2016E	5.00	11-15-2029	1,735,000	2,046,646
Chicago IL Series A	5.00	1-1-2027	2,000,000	2,359,550
Chicago IL Series A	6.00	1-1-2038	3,500,000	4,206,960
Cook County IL School District # 159 (AGM Insured)¤	0.00	12-1-2023	455,000	449,601
Cook County IL School District #144 Prairie Hills CAB Refunding Bond Series C (AGM Insured)¤	0.00	12-1-2025	675,000	630,782
Cook County IL School District #159 (AGM Insured)¤	0.00	12-1-2023	160,000	155,908
Illinois (AGM Insured)	5.00	1-1-2023	820,000	821,549
Illinois (AGM Insured)	5.00	4-1-2026	1,130,000	1,253,176
Illinois	5.00	11-1-2025	2,000,000	2,325,369
Illinois Refunding Bond Series 2018A	5.00	10-1-2021	2,000,000	2,043,464
Illinois Series A (AGM Insured)	5.00	4-1-2024	1,905,000	2,056,750
Illinois Series B	5.00	10-1-2031	2,000,000	2,469,092
Kane, Cook & DuPage Counties IL Series A	5.00	1-1-2034	1,000,000	1,118,508
Kane, Cook & DuPage Counties IL Series D	5.00	1-1-2034	1,700,000	1,901,464
Village Bolingbrook IL (AGM Insured)	5.00	1-1-2031	500,000	577,396
See accompanying notes to portfolio of investments

Wells Fargo Managed Account CoreBuilder Shares - Series M  |  7

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Will County IL Community High School CAB Refunding Bond Series B (BAM Insured)¤	0.00%	1-1-2033	$ 1,625,000	$ 1,210,662
Will County IL Community High School Refunding Bond Series A (AGM Insured)	5.00	1-1-2027	4,000,000	4,261,112
Will County IL Community High School Refunding Bond Series B (BAM Insured)	5.00	1-1-2030	1,000,000	1,058,380
Will County IL Crete-Monee Community High School District #201 Series B (AGM Insured)	4.00	1-1-2032	715,000	808,244
Will County IL Crete-Monee Community High School District #201 Series B (AGM Insured)	4.00	1-1-2033	745,000	839,325
Will County IL Crete-Monee Community High School District #201 Series B (AGM Insured)	4.00	1-1-2035	475,000	532,222
Will County IL Lincoln-Way Community High School District #210 CAB Refunding Bond Series B (BAM Insured)¤	0.00	1-1-2027	1,030,000	935,464
Will County IL Lincoln-Way Community High School District #210 CAB Refunding Bond Series B (BAM Insured)¤	0.00	1-1-2028	475,000	419,168
Winnebago County IL Series A (AGM Insured)	4.00	12-30-2025	1,035,000	1,189,739
				59,017,082
Health revenue: 0.13%
Illinois Finance Authority Health Services Facility Lease Revenue Provident Group UIC Surgery	4.00	10-1-2050	1,000,000	1,108,724
Miscellaneous revenue: 1.05%
Chicago IL Certificate of Participation River Point Plaza Redevelopment Project Series A 144A	4.84	4-15-2028	2,050,000	2,124,513
Illinois	5.00	5-1-2025	870,000	970,366
Illinois	5.50	7-1-2025	1,250,000	1,370,080
Illinois	5.50	7-1-2033	1,000,000	1,074,996
Illinois Finance Authority Prerefunded Bond Art Institute of Chicago Series A	5.00	3-1-2034	5,000	5,217
Illinois Finance Authority Rogers Park Montessori School	5.00	2-1-2024	265,000	275,836
Illinois Finance Authority Unrefunded Bond Art Institute of Chicago Series A	5.00	3-1-2034	495,000	516,717
Illinois Refunding Bonds Series 2016	5.00	2-1-2026	1,000,000	1,168,607
Illinois Series B	5.25	7-1-2028	400,000	432,175
Illinois Sports Facilities Authority	5.00	6-15-2029	1,000,000	1,201,831
				9,140,338
Tax revenue: 5.00%
Chicago IL Sales Tax	5.00	1-1-2031	4,525,000	5,283,795
Chicago IL Sales Tax	5.00	1-1-2033	2,785,000	3,252,016
Chicago IL Sales Tax Refunding Bond	5.00	1-1-2030	2,250,000	2,627,302
Cook County IL Sales Tax Revenue Series A	5.00	11-15-2038	1,350,000	1,723,996
Illinois Sales Tax Revenue Build Illinois Bond	5.00	6-15-2029	1,000,000	1,006,427
Illinois Sales Tax Revenue Build Illinois Bond	5.00	6-15-2032	1,560,000	1,569,025
Illinois Series 2013	5.00	6-15-2024	1,000,000	1,088,421
Illinois Series A	4.00	1-1-2029	1,000,000	1,018,237
Illinois Series A	5.00	1-1-2027	2,000,000	2,050,436
Illinois Sports Facilities Authority State Tax Supported (AGM Insured)	5.25	6-15-2031	2,500,000	2,786,249
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2028	1,500,000	1,672,541
See accompanying notes to portfolio of investments

8  |  Wells Fargo Managed Account CoreBuilder Shares - Series M

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured)¤	0.00%	12-15-2030	$11,000,000	$ 8,843,677
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B (National Insured)¤	0.00	6-15-2029	1,950,000	1,650,574
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B1 (AGM Insured)¤	0.00	6-15-2027	5,150,000	4,728,657
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series B	5.00	12-15-2028	3,000,000	3,130,347
Sales Tax Securitization Corporation Second Lien Sales Tax	4.00	1-1-2038	1,000,000	1,140,045
				43,571,745
Tobacco revenue: 0.39%
Railsplitter IL Tobacco Settlement Authority	5.00	6-1-2024	3,000,000	3,398,381
Transportation revenue: 0.90%
Illinois Toll Highway Authority	5.00	1-1-2031	1,500,000	1,940,329
Illinois Toll Highway Authority Series B	5.00	1-1-2028	1,830,000	2,305,287
Illinois Toll Highway Authority Toll Senior Series A	5.00	1-1-2041	2,000,000	2,517,346
Illinois Toll Highway Authority Toll Senior Series B	5.00	1-1-2039	1,030,000	1,139,881
				7,902,843
Water & sewer revenue: 1.67%
Chicago IL Wastewater Second Lien Transmission Revenue Project Bonds Series 2014	5.00	1-1-2025	1,985,000	2,233,544
Chicago IL Wastewater Transmission Second Lien Series 2012	5.00	1-1-2027	1,000,000	1,035,749
Chicago IL Water Revenue Refunding Bond Second Lien	5.00	11-1-2025	2,600,000	3,034,152
Chicago IL Water Revenue Second Lien Project	5.00	11-1-2026	2,750,000	3,167,056
Chicago IL Waterworks Second Lien Revenue Bonds Series 2004	5.00	11-1-2027	2,250,000	2,765,070
Chicago IL Waterworks Second Lien Series 2012	5.00	11-1-2030	1,000,000	1,064,923
Chicago IL Waterworks Second Lien Series 2017-2 (AGM Insured)	5.00	11-1-2037	1,000,000	1,227,337
				14,527,831
				153,055,753
Indiana: 2.18%
Health revenue: 1.46%
Indiana Finance Authority Health System Franciscan Alliance Incorporated Obligated Group Series C	4.00	11-1-2034	5,360,000	6,070,190
Indiana Health and Educational Facility Financing Authority Revenue Unrefunded Balance Ascension	1.75	11-15-2031	105,000	105,783
Indiana Health and Educational Facility Financing Authority Revenue Unrefunded Balance Ascension	1.75	11-15-2031	6,450,000	6,508,916
				12,684,889
Industrial development revenue: 0.12%
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A	5.00	7-1-2035	1,000,000	1,082,414
See accompanying notes to portfolio of investments

Wells Fargo Managed Account CoreBuilder Shares - Series M  |  9

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.45%
Indiana Finance Authority Series M	5.00%	7-1-2029	$ 605,000	$ 641,616
Indianapolis IN Local Public Improvement Series 2015E	5.00	1-1-2035	2,675,000	3,231,040
				3,872,656
Water & sewer revenue: 0.15%
Indiana Finance Authority Wastewater Utility Project Series A	5.25	10-1-2031	1,310,000	1,341,806
				18,981,765
Iowa: 0.06%
Miscellaneous revenue: 0.06%
Coralville IA Certificate of Participation	4.00	6-1-2021	500,000	500,124
Kansas: 0.55%
Tax revenue: 0.55%
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 144A¤	0.00	9-1-2034	15,750,000	4,803,090
Kentucky: 3.41%
Transportation revenue: 0.13%
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2029	1,400,000	1,113,745
Utilities revenue: 3.28%
Kentucky Public Energy Authority Gas Supply Series A-1	4.00	12-1-2049	9,020,000	10,158,602
Kentucky Public Energy Authority Gas Supply Series B	4.00	1-1-2049	6,500,000	7,191,720
Kentucky Public Energy Authority Gas Supply Series C-1	4.00	2-1-2050	8,050,000	9,435,234
Paducah KY Electric Plant (AGM Insured)	5.00	10-1-2035	1,510,000	1,827,645
				28,613,201
				29,726,946
Louisiana: 0.56%
Airport revenue: 0.09%
Port New Orleans LA Board Commuters Port Facility Revenue AMT Series E	5.00	4-1-2038	640,000	793,272
Industrial development revenue: 0.12%
St. John the Baptist Parish LA Series A	2.20	6-1-2037	1,000,000	1,031,555
Water & sewer revenue: 0.35%
Greater Ouachita Water Company (BAM Insured)	4.00	9-1-2033	600,000	708,192
Greater Ouachita Water Company (BAM Insured)	4.00	9-1-2034	500,000	586,118
Greater Ouachita Water Company (BAM Insured)	4.00	9-1-2035	500,000	582,372
Greater Ouachita Water Company (BAM Insured)	4.00	9-1-2036	565,000	653,437
Greater Ouachita Water Company (BAM Insured)	4.00	9-1-2037	415,000	477,035
				3,007,154
				4,831,981
See accompanying notes to portfolio of investments

10  |  Wells Fargo Managed Account CoreBuilder Shares - Series M

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Maine: 0.04%
Airport revenue: 0.04%
Portland ME General Airport	5.00%	7-1-2022	$ 150,000	$ 157,960
Portland ME General Airport	5.00	7-1-2023	175,000	191,952
				349,912
Maryland: 1.23%
Airport revenue: 0.47%
Maryland State Economic Development Corporation	4.00	7-1-2039	1,100,000	1,248,099
Maryland State Economic Development Corporation	4.00	7-1-2044	750,000	843,461
Maryland State Economic Development Corporation	5.00	7-1-2024	645,000	727,081
Maryland State Economic Development Corporation	5.00	7-1-2027	800,000	970,496
Maryland State Economic Development Corporation	5.00	7-1-2029	220,000	275,975
				4,065,112
Education revenue: 0.69%
Prince George's County MD Chesapeake Lighthouse Charter School Project Series 2016-A	5.75	8-1-2033	1,000,000	1,095,593
Prince George's County MD Chesapeake Lighthouse Charter School Project Series 2016-A	7.00	8-1-2046	1,500,000	1,702,236
Prince George's County MD Chesapeake Lighthouse Charter School Project Series 2018-A2	6.00	8-1-2048	2,825,000	3,251,949
				6,049,778
Health revenue: 0.07%
Maryland HEFAR Frederick Health System	4.00	7-1-2040	550,000	628,603
				10,743,493
Massachusetts: 1.40%
Airport revenue: 0.14%
Massachusetts Port Authority AMT Series E	5.00	7-1-2046	1,000,000	1,255,913
Health revenue: 0.65%
Massachusetts Development Finance Agency Partners Healthcare Series S-4	5.00	7-1-2038	5,000,000	5,645,935
Miscellaneous revenue: 0.14%
Massachusetts Refunding Bond Series D	4.00	11-1-2040	1,000,000	1,199,569
Tax revenue: 0.47%
Massachusetts School Building Authority	5.00	8-15-2037	2,000,000	2,347,762
Massachusetts School Building Authority Series A	5.00	11-15-2034	1,470,000	1,748,883
				4,096,645
				12,198,062
Michigan: 4.35%
Education revenue: 0.05%
Western Michigan University	5.25	11-15-2031	400,000	452,243
Health revenue: 1.36%
Michigan Finance Authority Trinity Health Credit Group Series A	5.00	12-1-2047	11,000,000	11,877,963
See accompanying notes to portfolio of investments

Wells Fargo Managed Account CoreBuilder Shares - Series M  |  11

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.26%
Michigan Finance Authority Charter Company Wayne Criminal Justice Center Project	4.00%	11-1-2048	$ 2,000,000	$ 2,251,763
Tax revenue: 0.49%
Michigan Finance Authority Refunding Bond Local Government Loan Program Public Lighting Authority Series B	5.00	7-1-2039	4,000,000	4,289,280
Water & sewer revenue: 2.19%
Great Lakes Michigan Water Authority Sewage Disposal System Series 2016-C	5.00	7-1-2036	3,560,000	4,250,159
Great Lakes Michigan Water Authority Water Supply System Series 2016-D	4.00	7-1-2032	4,000,000	4,563,717
Great Lakes Michigan Water Authority Water Supply System Series 2016-D (AGM Insured)	4.00	7-1-2033	4,000,000	4,547,213
Michigan Finance Authority Local Government Loan Program Series D	5.00	7-1-2030	4,000,000	4,558,552
Michigan Finance Authority Local Government Loan Program Series D4	5.00	7-1-2029	1,000,000	1,139,638
				19,059,279
				37,930,528
Minnesota: 0.05%
Education revenue: 0.05%
Independence MN Charter School Lease Series A	4.25	7-1-2026	435,000	458,571
Mississippi: 0.77%
Miscellaneous revenue: 0.53%
Mississippi City of Jackson Convention Center Series A (Municipal Government Guaranty Insured)	5.00	3-1-2026	3,050,000	3,609,343
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (AGM Insured)	5.00	9-1-2030	990,000	1,047,383
				4,656,726
Resource recovery revenue: 0.24%
Mississippi Business Finance Corporation AMT Waste Pro USA Incorporated Project 144A	5.00	2-1-2036	2,000,000	2,073,055
				6,729,781
Missouri: 0.71%
Health revenue: 0.02%
Missouri HEFA	5.00	2-1-2022	220,000	226,871
Miscellaneous revenue: 0.69%
Kansas City MO IDA Series B (AGM Insured)	5.00	3-1-2049	5,000,000	5,993,595
				6,220,466
Nebraska: 0.52%
Utilities revenue: 0.52%
Nebraska Central Plains Energy Gas Project #1 (Royal Bank of Canada LIQ)	4.00	12-1-2049	4,000,000	4,540,775
See accompanying notes to portfolio of investments

12  |  Wells Fargo Managed Account CoreBuilder Shares - Series M

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Nevada: 1.15%
GO revenue: 1.15%
Clark County NV School District Limited Tax Building Series A (AGM Insured)	4.00%	6-15-2040	$ 750,000	$ 874,426
Clark County NV School District Limited Tax Building Series B (BAM Insured)	5.00	6-15-2031	2,500,000	3,249,763
Clark County NV School District Series A (AGM Insured)	4.00	6-15-2035	2,000,000	2,286,705
Clark County NV Series A	5.00	5-1-2048	3,000,000	3,624,224
				10,035,118
New Hampshire: 0.80%
Housing revenue: 0.26%
New Hampshire National Finance Authority Municipal Certificates Series A	4.13	1-20-2034	1,968,991	2,281,964
Water & sewer revenue: 0.54%
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2026	1,000,000	1,159,609
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2027	845,000	1,009,702
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2028	480,000	573,558
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2028	1,690,000	1,959,739
				4,702,608
				6,984,572
New Jersey: 5.57%
Education revenue: 1.96%
New Jersey EDA Educational Facilities Series AB	5.00	6-1-2022	1,920,000	2,024,472
New Jersey EDA Hatikvah International Academy Charter School Project Series A 144A	5.00	7-1-2027	500,000	550,214
New Jersey EDA Hatikvah International Academy Charter School Project Series A 144A	5.25	7-1-2037	1,500,000	1,591,472
New Jersey EDA School Facilities Construction Project Series NN	5.00	3-1-2027	3,150,000	3,397,003
New Jersey EDA School Facilities Construction Project Series NN	5.00	3-1-2028	5,000,000	5,381,037
New Jersey Educational Facilities Authority Higher Education Facilities Trust Fund	5.00	6-15-2025	1,000,000	1,133,286
New Jersey Higher Education Assistance Authority Student Loan Series 2011-1	5.50	12-1-2021	2,900,000	2,998,345
				17,075,829
GO revenue: 0.30%
Newark NJ Qualified General Improvement Series A	5.00	7-15-2025	2,355,000	2,647,907
Housing revenue: 1.18%
New Jersey Housing and Mortgage Finance Agency Series B	3.30	10-1-2025	3,850,000	4,171,627
New Jersey Housing and Mortgage Finance Agency Series B	3.40	4-1-2026	3,885,000	4,247,776
New Jersey Housing and Mortgage Finance Agency Series B	3.45	10-1-2026	1,705,000	1,878,229
				10,297,632
See accompanying notes to portfolio of investments

Wells Fargo Managed Account CoreBuilder Shares - Series M  |  13

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.24%
Union County NJ Utilities Authority Refunding Bond AMT Covanta Union Series A	5.25%	12-1-2031	$ 2,000,000	$ 2,064,957
Tax revenue: 0.97%
New Jersey EDA Unrefunded Bond Motor Vehicle Surcharges Series A (National Insured)	5.25	7-1-2026	205,000	249,055
New Jersey Garden State Preservation Trust Open & Farmland Series A (AGM Insured)	5.75	11-1-2028	1,500,000	1,855,193
New Jersey TTFA Series AA	4.00	6-15-2039	2,250,000	2,550,447
New Jersey TTFA Series AA	4.00	6-15-2045	2,000,000	2,235,656
New Jersey TTFA Series AA	5.00	6-15-2040	1,250,000	1,537,668
				8,428,019
Transportation revenue: 0.76%
New Jersey TTFA CAB Series A ¤	0.00	12-15-2031	2,500,000	1,952,574
New Jersey TTFA Series A	5.00	6-15-2029	2,000,000	2,350,174
New Jersey TTFA Series A	5.25	12-15-2022	600,000	650,264
New Jersey TTFA Series AA	5.00	6-15-2045	1,500,000	1,683,972
				6,636,984
Water & sewer revenue: 0.16%
New Jersey EDA	2.20	10-1-2039	1,350,000	1,414,016
				48,565,344
New Mexico: 0.70%
Utilities revenue: 0.70%
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue Refunding Bonds and Acquisition Subordinated Series A (Royal Bank of Canada LIQ)	5.00	11-1-2039	5,240,000	6,116,291
New York: 6.32%
Airport revenue: 0.13%
Port Authority NY and NJ Consolidated Two Hundred Twenty First Series	4.00	7-15-2040	1,000,000	1,144,213
Education revenue: 1.11%
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	6.24	2-1-2047	3,500,000	3,944,025
Hempstead Town NY Local Development Corporation Education Revenue Refunding Bond Academy Charter School Project	5.66	2-1-2044	4,585,000	5,160,340
Monroe County NY IDA Refunding Bond Monroe Community College Association (AGM Insured)	5.00	1-15-2038	500,000	545,586
				9,649,951
GO revenue: 0.12%
New York NY Series F-1	5.00	3-1-2032	1,000,000	1,092,453
See accompanying notes to portfolio of investments

14  |  Wells Fargo Managed Account CoreBuilder Shares - Series M

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.23%
Broome County NY Local Development Corporation Revenue United Health Services Hospitals Incorporate Project (AGM Insured)	4.00%	4-1-2038	$ 1,250,000	$ 1,440,652
Dutchess County NY Local Development Corporation Series B	4.00	7-1-2049	515,000	577,984
				2,018,636
Industrial development revenue: 1.20%
New York Liberty Development Corporation Refunding Bonds	2.80	9-15-2069	1,000,000	988,180
New York Transportation Development Corporation Special Delta Air Lines Incorporated Laguardia	5.00	1-1-2031	1,135,000	1,365,322
New York Transportation Development Corporation Special Delta Air Lines Incorporated Laguardia	5.00	10-1-2035	3,500,000	4,350,619
New York Transportation Development Corporation Special Facility Revenue Terminal 4 JFK International Airport	5.00	12-1-2033	1,000,000	1,243,033
New York Transportation Development Corporation Special Facility Revenue Terminal 4 JFK International Airport	5.00	12-1-2034	2,000,000	2,476,421
				10,423,575
Tax revenue: 0.78%
New York Urban Development Corporation Personal Income Tax General Purpose	4.00	3-15-2045	3,000,000	3,418,820
New York Urban Development Corporation Personal Income Tax General Purpose	4.00	3-15-2045	3,000,000	3,418,820
				6,837,640
Tobacco revenue: 0.06%
Suffolk NY Tobacco Asset Securitization Corporation	5.00	6-1-2024	500,000	517,095
Transportation revenue: 1.96%
New York Metropolitan Transportation Authority Revenue BAN Subordinated Series B-1	5.00	5-15-2022	2,420,000	2,535,060
New York Metropolitan Transportation Authority Revenue BAN Subordinated Series C-2	5.00	9-1-2021	5,000,000	5,087,708
New York Metropolitan Transportation Authority Series C	5.00	11-15-2034	3,000,000	3,613,140
New York Metropolitan Transportation Authority Series C	5.25	11-15-2030	2,000,000	2,341,689
New York Metropolitan Transportation Authority Series C	5.25	11-15-2031	3,000,000	3,501,941
				17,079,538
Water & sewer revenue: 0.73%
New York NY Municipal Water Finance Authority Water and Sewer System Revenue Second General Resolution	4.00	6-15-2042	5,000,000	5,915,013
Western Nassau County NY Water Authority Series B	5.00	4-1-2025	355,000	416,071
				6,331,084
				55,094,185
Ohio: 2.48%
Health revenue: 1.52%
Cleveland Cuyahoga County OH Port Authority Economic Development Center for Dialysis Care Project Series A	5.00	12-1-2037	2,700,000	3,048,865
Lucas County OH Hospital Revenue Promedica Healthcare Obligation	5.25	11-15-2048	5,000,000	5,717,280
See accompanying notes to portfolio of investments

Wells Fargo Managed Account CoreBuilder Shares - Series M  |  15

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Middleburg Heights OH Hospital Revenue Refunding Facilities Southwest General Health %%	4.00%	8-1-2041	$ 2,000,000	$ 2,258,256
Montgomery County OH Hospital Revenue Refunding Bonds	4.00	11-15-2039	2,000,000	2,223,744
				13,248,145
Industrial development revenue: 0.24%
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Series A	2.88	2-1-2026	2,000,000	2,081,282
Miscellaneous revenue: 0.54%
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2035	2,000,000	2,281,758
Ohio Private Activity Bond Series A (AGM Insured)	5.00	12-31-2029	2,070,000	2,393,857
				4,675,615
Utilities revenue: 0.18%
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Project Series A	3.25	9-1-2029	1,500,000	1,590,580
				21,595,622
Oklahoma: 1.75%
Airport revenue: 0.79%
Oklahoma City OK Airport Trust AMT Junior Lien Thirty Third Series	5.00	7-1-2037	3,805,000	4,528,832
Tulsa OK Airports Improvement Trust Series A (AGM Insured)	5.25	6-1-2048	2,000,000	2,356,851
				6,885,683
Miscellaneous revenue: 0.96%
Custer County OK EDA Series E	4.00	12-1-2031	3,250,000	3,752,433
Garfield County OK Educational Facilities Authority Enid Public Schools Project	5.00	9-1-2027	1,895,000	2,303,997
Muskogee OK Industrial Trust Educational Facilities	4.00	9-1-2030	2,000,000	2,310,976
				8,367,406
				15,253,089
Oregon: 0.42%
Education revenue: 0.02%
Oregon Facilities Authority Southern Oregon University Project (AGM Insured)	4.00	7-1-2023	185,000	193,907
Health revenue: 0.40%
Medford OR Hospital Facilities Authority Revenue Refunding Asante Projects Series A	5.00	8-15-2045	2,750,000	3,442,763
				3,636,670
Pennsylvania: 8.22%
Airport revenue: 0.45%
Philadelphia PA Airport Series A	5.00	6-15-2027	1,000,000	1,009,150
Philadelphia PA Airport Series B	5.00	7-1-2042	2,500,000	2,918,126
				3,927,276
See accompanying notes to portfolio of investments

16  |  Wells Fargo Managed Account CoreBuilder Shares - Series M

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.69%
Allegheny County PA IDA Propel Charter School Sunrise Project	5.25%	7-15-2023	$ 255,000	$ 266,818
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project Millersville University	5.00	7-1-2021	660,000	661,671
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project Millersville University	5.00	7-1-2023	760,000	785,630
Philadelphia PA Authority for Industrial Development Southwest Leadership Academy Series A	6.47	11-1-2037	2,500,000	2,696,338
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A	7.00	6-15-2033	1,000,000	1,146,910
Philadelphia PA IDA Discovery Charter School Project	5.00	4-1-2022	100,000	101,483
Philadelphia PA IDA Mariana Bracetti Academy Project	6.25	12-15-2021	45,000	46,885
Philadelphia PA IDA New Foundations Charter School Project	6.00	12-15-2027	270,000	293,750
				5,999,485
GO revenue: 2.18%
Allegheny County PA Series C-72	5.25	12-1-2032	1,000,000	1,133,967
Armstrong PA School District Series A (BAM Insured)	4.00	3-15-2037	1,000,000	1,154,467
North Pocono PA School District Notes Series A (AGM Insured)	4.00	9-15-2028	2,500,000	3,035,230
Philadelphia PA Refunding Bond Series A	5.25	7-15-2033	1,010,000	1,137,868
Philadelphia PA School District Series F	5.00	9-1-2036	3,000,000	3,592,515
Philadelphia PA School District Series F	5.00	9-1-2037	1,000,000	1,195,191
Philadelphia PA School District Unrefunded Bond Series F	5.00	9-1-2030	1,000,000	1,207,398
Philadelphia PA Series A	5.00	8-1-2025	1,905,000	2,253,268
Philadelphia PA Tender Option Bond Trust Receipts/Floater Certificates Series 2020-SM0860 (JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ)144Aø	0.07	9-1-2027	4,275,000	4,275,000
				18,984,904
Health revenue: 0.74%
Bucks County PA IDA Hospital Revenue	4.00	8-15-2035	450,000	508,994
Bucks County PA IDA Hospital Revenue	4.00	8-15-2036	900,000	1,024,737
Bucks County PA IDA Hospital Revenue	4.00	8-15-2037	2,285,000	2,619,446
Geisinger PA Health System Series A-1	4.00	4-1-2050	1,000,000	1,134,855
Pennsylvania EDFA Series A-1	4.00	4-15-2045	1,000,000	1,151,452
				6,439,484
Industrial development revenue: 0.67%
Pennsylvania EDFA Bridges FinCo LP	5.00	12-31-2034	5,000,000	5,824,566
Miscellaneous revenue: 2.41%
Delaware Valley PA Regional Finance Authority Local Government Series A (Ambac Insured)	5.50	8-1-2028	4,490,000	5,788,077
Pennsylvania Commonwealth Financing Authority Series B-1 (AGM Insured)	5.00	6-1-2025	500,000	590,325
Philadelphia PA IDA	5.00	12-1-2037	1,500,000	1,819,954
Philadelphia PA IDA Cultural & Commercial Corridors Program Series A	5.00	12-1-2025	1,995,000	2,348,067
Philadelphia PA Municipal Authority Revenue Refunding Bond City Agreement Juvenile	5.00	4-1-2033	2,355,000	2,845,325
Philadelphia PA Public School Building Authority Prerefunded Bond Series A	5.00	6-1-2036	190,000	235,224
See accompanying notes to portfolio of investments

Wells Fargo Managed Account CoreBuilder Shares - Series M  |  17

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Philadelphia PA Public School Building Authority Unrefunded Bond Series A	5.00%	6-1-2036	$ 4,525,000	$ 5,444,738
State Public School Building Authority Prerefunded Bond Series A (AGM Insured)	5.00	12-1-2023	260,000	292,371
State Public School Building Authority Prerefunded Bond Series A (AGM Insured)	5.00	12-1-2023	1,450,000	1,606,525
				20,970,606
Tax revenue: 0.15%
Pennsylvania State Turnpike Commission	5.00	12-1-2043	1,115,000	1,358,498
Transportation revenue: 0.63%
Lancaster PA Parking Authority Series A (BAM Insured)	4.00	9-1-2041	1,500,000	1,664,088
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2047	1,000,000	1,198,222
Pennsylvania Turnpike Commission Subordinate Bond Series A	4.00	12-1-2045	1,000,000	1,151,475
Pennsylvania Turnpike Commission Subordinate Bond Series E	6.38	12-1-2038	1,150,000	1,512,928
				5,526,713
Water & sewer revenue: 0.30%
Philadelphia PA Water & Sewer Series B	5.00	7-1-2032	1,145,000	1,345,522
Reading PA Water Authority Series 2011	5.25	12-1-2036	1,250,000	1,291,415
				2,636,937
				71,668,469
South Carolina: 1.01%
Education revenue: 0.14%
South Carolina Jobs EDA York Preparatory Academy Project Series A	7.00	11-1-2033	1,090,000	1,214,310
Health revenue: 0.17%
Lexington County SC Health Services District LexMed Obligated Group	5.00	11-1-2021	250,000	256,698
Lexington County SC Health Services District LexMed Obligated Group	5.00	11-1-2022	1,120,000	1,201,582
				1,458,280
Resource recovery revenue: 0.08%
South Carolina Jobs EDA	8.00	12-6-2029	115,000	103,500
South Carolina Jobs EDA Solid Waste Disposal AMT RePower South Berkeley LLC Project Green Bond 144A†	6.00	2-1-2035	1,500,000	600,000
				703,500
Water & sewer revenue: 0.62%
Columbia SC Waterworks & Sewer System	5.00	2-1-2043	5,000,000	5,442,071
				8,818,161
Tennessee: 1.04%
Utilities revenue: 1.04%
Tennessee Energy Acquisition Corporation Gas Project	4.00	11-1-2049	8,000,000	9,076,116
See accompanying notes to portfolio of investments

18  |  Wells Fargo Managed Account CoreBuilder Shares - Series M

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Texas: 5.92%
Airport revenue: 1.49%
Austin TX Airport System AMT	5.00%	11-15-2044	$ 2,500,000	$ 2,842,157
Dallas-Fort Worth TX International Airport AMT Series D	5.00	11-1-2038	3,315,000	3,406,144
Dallas-Fort Worth TX International Airport Series H	5.00	11-1-2042	6,500,000	6,678,714
				12,927,015
Education revenue: 1.41%
Arlington TX Higher Education Finance Corporation Universal Academy Project Series A	7.13	3-1-2044	1,250,000	1,352,519
Clifton TX Higher Education Finance Corporation International Leadership Series A	5.75	8-15-2038	1,000,000	1,145,928
Clifton TX Higher Education Finance Corporation International Leadership Texas Series D	6.00	8-15-2038	2,500,000	2,890,659
Clifton TX Higher Education Finance Corporation International Leadership Texas Series D	6.13	8-15-2048	2,250,000	2,586,943
Clifton TX Higher Educational Finance Corporation International Leadership Series A	5.50	8-15-2035	2,000,000	2,282,809
Clifton TX Higher Educational Finance Corporation Uplift Education Project Series A	3.10	12-1-2022	650,000	658,926
Houston TX Higher Education Finance Corporation Series A	4.00	2-15-2022	30,000	30,851
New Hope Cultural Educational Facilities Finance Corporation Series A 144A	5.00	8-15-2026	500,000	505,262
Newark TX Higher Educational Finance Corporation Austin Achieve Public School Incorporated Series A	5.00	6-15-2032	750,000	792,366
				12,246,263
GO revenue: 1.04%
El Paso County TX Hospital District	5.00	8-15-2029	1,555,000	1,662,949
Houston TX Public Improvement Refunding Bonds Series A	5.00	3-1-2029	1,000,000	1,232,816
Port Isabel TX 144A	5.10	2-15-2049	495,000	545,709
San Antonio TX Independent School District	5.00	8-15-2048	4,890,000	5,640,594
				9,082,068
Miscellaneous revenue: 0.96%
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	5.50	9-1-2039	1,860,000	1,868,673
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	6.00	9-1-2037	5,605,000	5,837,511
Texas Transportation Commission Highway	5.00	4-1-2028	565,000	685,988
				8,392,172
Tax revenue: 0.14%
Old Spanish Trail Alameda Corridors RDA (BAM Insured)	4.00	9-1-2035	1,070,000	1,218,783
Transportation revenue: 0.71%
Central Texas Regional Mobility Authority Revenue Refunding Senior Lien Series B	4.00	1-1-2038	550,000	642,718
Central Texas Regional Mobility Authority Senior Lien Series A	5.00	1-1-2049	1,000,000	1,214,399
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	4.00	12-31-2037	2,500,000	2,865,073
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	7.00	12-31-2038	1,300,000	1,483,247
				6,205,437
See accompanying notes to portfolio of investments

Wells Fargo Managed Account CoreBuilder Shares - Series M  |  19

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.17%
Upper Trinity TX Regional Water District (BAM Insured)	5.00%	8-1-2028	$ 750,000	$ 889,453
Upper Trinity TX Regional Water District (BAM Insured)	5.00	8-1-2029	500,000	591,675
				1,481,128
				51,552,866
Utah: 1.74%
Airport revenue: 0.27%
Salt Lake City UT Series A	5.00	7-1-2043	1,000,000	1,206,833
Salt Lake City UT Series A	5.25	7-1-2048	1,000,000	1,203,692
				2,410,525
Education revenue: 0.89%
Utah Charter School Finance Authority Christian School Early Light Academy Project 144A	4.50	7-15-2027	730,000	760,316
Utah Charter School Finance Authority Freedom Academy Foundation Project 144A	5.25	6-15-2037	3,000,000	3,281,202
Utah Charter School Finance Authority Refunding Freedom Academy Foundation Project 144A	5.38	6-15-2048	1,500,000	1,622,339
Utah Charter School Finance Authority Refunding Summit Academy Incorporate Series A (CSCE Insured)	5.00	4-15-2039	700,000	836,257
Utah Charter School Finance Authority Wallace Stegner Academy Project 144A	3.63	6-15-2029	485,000	500,757
Utah Charter School Finance Authority Wallace Stegner Academy Project 144A	5.00	6-15-2039	675,000	728,962
				7,729,833
Health revenue: 0.58%
Utah County UT Hospital Revenue Bond IHC Health Services Incorporated Series 2012	5.00	5-15-2043	5,000,000	5,027,266
				15,167,624
Virginia: 0.92%
Health revenue: 0.05%
Roanoke VA EDA Residential Care Facility Revenue Richfield Living	5.00	9-1-2050	500,000	478,469
Transportation revenue: 0.87%
Chesapeake VA Bay Bridge & Tunnel District First Tier Generation Resolution	5.00	11-1-2023	1,000,000	1,113,568
Virginia Commonweallth Transportation Series A	5.00	5-15-2028	2,000,000	2,537,847
Virginia Small Business Financing Authority AMT 95 Express Lanes LLC Project	5.00	7-1-2049	2,000,000	2,058,867
Virginia Small Business Financing Authority Senior Lien 95 Express Lanes LLC Project	5.00	7-1-2034	1,800,000	1,854,338
				7,564,620
				8,043,089
See accompanying notes to portfolio of investments

20  |  Wells Fargo Managed Account CoreBuilder Shares - Series M

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Washington: 2.29%
Airport revenue: 0.85%
Port of Seattle WA Revenue AMT Intermediate Lien	4.00%	4-1-2044	$ 3,500,000	$ 3,864,757
Port of Seattle WA Revenue AMT Intermediate Lien	5.00	4-1-2044	3,000,000	3,576,028
				7,440,785
GO revenue: 0.81%
King County WA Public Hospital District #1 Series 2016	5.00	12-1-2036	475,000	558,270
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2035	5,500,000	6,479,750
				7,038,020
Health revenue: 0.56%
Washington HCFR Catholic Health Initiatives Series A	5.00	1-1-2029	1,300,000	1,510,539
Washington HCFR Catholic Health Initiatives Series B (SIFMA Municipal Swap+1.40%)±	1.45	1-1-2035	2,000,000	2,012,469
Washington Health Care Facilities Authority Revenue Seattle Cancer Care Alliance Series A	5.00	9-1-2036	365,000	470,380
Washington Health Care Facilities Authority Revenue Seattle Cancer Care Alliance Series A	5.00	9-1-2037	670,000	860,459
				4,853,847
Water & sewer revenue: 0.07%
King County WA Sewer Revenue	5.00	7-1-2049	500,000	595,711
				19,928,363
Wisconsin: 4.87%
Airport revenue: 0.31%
Wisconsin PFA Airport Facilities Series C	5.00	7-1-2042	2,585,000	2,685,079
Education revenue: 1.38%
Wisconsin PFA Carolina International School Series A 144A	7.20	8-1-2048	1,000,000	1,104,391
Wisconsin PFA Lease Development University of Kansas Campus Development Project	5.00	3-1-2046	4,500,000	5,263,039
Wisconsin PFA Pine Lake Preparatory 144A	4.95	3-1-2030	1,370,000	1,479,274
Wisconsin PFA Research Triangle High School Project Series 2015-A 144A	5.63	7-1-2045	1,790,000	1,915,948
Wisconsin PFA Research Triangle High School Project Series A 144A	4.38	7-1-2025	380,000	393,684
Wisconsin PFA Research Triangle High School Project Series A 144A	5.38	7-1-2035	1,730,000	1,860,896
				12,017,232
Health revenue: 1.84%
Wisconsin HEFA Revenue Marshfield Clinic Health System (AGM Insured)	4.00	2-15-2034	700,000	827,843
Wisconsin HEFA Revenue Marshfield Clinic Health System (AGM Insured)	4.00	2-15-2035	500,000	589,765
Wisconsin HEFA Revenue Marshfield Clinic Health System (AGM Insured)	4.00	2-15-2036	600,000	705,291
Wisconsin HEFA Revenue Marshfield Clinic Health System (AGM Insured)	4.00	2-15-2037	550,000	644,147
Wisconsin HEFA Revenue Rogers Memorial Hospital Incorporated Series A	5.00	7-1-2044	1,050,000	1,202,044
See accompanying notes to portfolio of investments

Wells Fargo Managed Account CoreBuilder Shares - Series M  |  21

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Wisconsin HEFA Revenue Rogers Memorial Hospital Incorporated Series B	5.00%	7-1-2038	$ 750,000	$ 867,149
Wisconsin PFA Series A	4.00	10-1-2049	10,000,000	11,186,695
				16,022,934
Miscellaneous revenue: 0.32%
Wisconsin PFA Capital Improvements Boynton Beach FL Municipal Improvements Project	5.00	7-1-2041	2,280,000	2,779,082
Tax revenue: 1.02%
Mount Pleasant WI Series A	5.00	4-1-2043	5,000,000	6,040,256
Mount Pleasant WI Series A	5.00	4-1-2048	330,000	393,633
Mount Pleasant WI Series A	5.00	4-1-2048	2,090,000	2,455,798
				8,889,687
				42,394,014
Total Municipal obligations (Cost $815,214,691)				867,867,805

		Yield	Shares
Short-term investments: 0.06%
Investment companies: 0.06%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class ♠∞##		0.01	509,401	509,553
Total Short-term investments (Cost $509,460)				509,553
Total investments in securities (Cost $815,724,151)	99.65%			868,377,358
Other assets and liabilities, net	0.35			3,062,380
Total net assets	100.00%			$871,439,738

±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
†	Non-income-earning security
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

See accompanying notes to portfolio of investments

22  |  Wells Fargo Managed Account CoreBuilder Shares - Series M

Portfolio of investments—March 31, 2021 (unaudited)
Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation notes
CAB	Capital appreciation bond
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
TTFA	Transportation Trust Fund Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	$1,683,658	$34,486,715	$(35,660,820)	$58	$(58)	$509,553	0.06%	509,401	$102
See accompanying notes to portfolio of investments

Wells Fargo Managed Account CoreBuilder Shares - Series M  |  23

Notes to portfolio of investments—March 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$867,867,805	$0	$867,867,805
Short-term investments
Investment companies	509,553	0	0	509,553
Total assets	$509,553	$867,867,805	$0	$868,377,358
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended March 31, 2021, the Fund did not have any transfers into/out of Level 3.

24  |  Wells Fargo Managed Account CoreBuilder Shares - Series M